Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Cash and cash equivalents (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Feb. 25, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents related to credit and debit card	$ 312.1	$ 315.8	$ 312.1
Cash and Cash Equivalents [Line Items]
Increase in cash and cash equivalents		(548.9)	639.5	$ (546.1)
Increase in net cash provided by operating activities		1,018.8	1,813.5	$ 901.6
Restricted Cash	9.9	$ 10.5	9.9
Corrected classification of certain book overdrafts | Adjustment
Cash and Cash Equivalents [Line Items]
Increase in cash and cash equivalents			139.2
Increase in accounts payable	$ 139.2
Increase in net cash provided by operating activities			$ 139.2